Condensed Financial Statements of the Company (Tables)	6 Months Ended
Dec. 31, 2022
Condensed Financial Information Disclosure [Abstract]
Schedule of condensed statements of financial position
	June 30, 2022	December 31, 2022
	RMB	RMB	US$

ASSETS:
Current assets:
Cash and cash equivalents	11,732	11,172	1,620
Amounts due from other subsidiaries	77	80	12
Total current assets	11,809	11,252	1,632
Investments in subsidiaries	248,459	217,696	31,562
Total assets	260,268	228,948	33,194

LIABILITIES AND EQUITY:
LIABILITIES:
Current liabilities:
Other payables and accrued expenses	217	-	-
Total current liabilities	217	-	-
Total liabilities	217	-	-

Commitments and contingencies
EQUITY:
Ordinary shares (2,000,000,000 shares at US$0.001 each authorized, and 90,472,014 shares issued and outstanding as of June 30, 2022 and December 31, 2022)	600	600	87
Additional paid-in capital	224,694	224,694	32,578
Retained earnings	35,150	3,696	535
Accumulated other comprehensive income	(393)	(42)	(6)
Total equity	260,051	228,948	33,194
Total liabilities and equity	260,268	228,948	33,194

Schedule of condensed statements of operations and comprehensive income (loss)
	Six months ended December 31,
	2021	2022
	RMB	RMB	US$

General and administrative expenses	(398)	(935)	(136)
Other income, net	18	245	36
Equity in loss of subsidiaries	(38,805)	(30,763)	(4,460)
Loss before income taxes	(39,185)	(31,453)	(4,560)
Income tax expense	(64)	(1)	-
Net loss	(39,249)	(31,454)	(4,560)
Other comprehensive income (loss), net of tax: Foreign currency translation adjustments	(160)	351	51
Total Comprehensive loss	(39,409)	(31,103)	(4,509)